Exhibit 99.1

Conn’s Receivables Funding 2018-A, LLC

Asset Backed Fixed Rate Notes, Series 2018-A

Sample Contract Receivable Agreed-Upon Procedures

Report To:

Conn Appliances, Inc.

Conn Appliances Receivables Funding, LLC

2 August 2018

Ernst & Young LLP 5 Times Square New York, NY 10036-6530	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Conn Appliances, Inc.

Conn Appliances Receivables Funding, LLC

4055 Technology Forest Boulevard

The Woodland’s, Texas 77381

Re:	Conn’s Receivables Funding 2018-A, LLC (the “Issuer”)

Asset Backed Fixed Rate Notes, Series 2018-A (the “Notes”)

Sample Contract Receivable Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by Conn Appliances, Inc. (the “Sponsor”), Conn Appliances Receivables Funding, LLC (the “Depositor”), Credit Suisse Securities (USA) LLC (“Credit Suisse”), MUFG Securities Americas Inc. (“MUFG”), J.P. Morgan Securities LLC (“J.P. Morgan”) and Deutsche Bank Securities Inc. (“Deutsche Bank,” together with the Sponsor, Depositor, Credit Suisse, MUFG and J.P. Morgan, the “Specified Parties”), solely to assist the Depositor with respect to certain information relating to a pool of retail installment sales contracts and installment loans made to finance customer purchases of merchandise from the Sponsor (the “Receivables”) relating to the Issuer’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Sponsor, on behalf of the Depositor, provided us with:

a.	Electronic data files:
i.	Labeled “18A - Bank 239 274 550 B6 20180701 v1.xlsx” and the corresponding record layout and decode information (the “Initial Base Data File”) that the Sponsor, on behalf of the Depositor, indicated contains information relating to certain retail installment sales contracts and installment loans made to finance customer purchases of merchandise from the Sponsor (the “Initial Receivables”) as of 30 June 2018 (the “Cut-Off Date”) that are expected to be representative of the Receivables,
ii.	Labeled “Data Tape with Sample - EY.xlsx” and the corresponding record layout and decode information (the “Supplemental Initial Data File”) that the Sponsor, on behalf of the Depositor, indicated contains information relating to the APR as of the Cut-Off Date for each Sample Receivable (as defined in Attachment A) and

a. (continued)

iii.	Labeled “18A E&Y - Bank 239 274 550 B6 20180701 v7 MLA” and the corresponding record layout and decode information (the “Updated Base Data File,” together with the Initial Base Data File and Supplemental Initial Data File, the “Provided Data Files”) that the Sponsor, on behalf of the Depositor, indicated contains information relating to the Receivables as of the Cut-Off Date,
b.	Imaged copies of:
i.	The retail installment sale contract and cash option addendum (collectively and as applicable, the “Contract”),
ii.	Certain printed screen shots from the Sponsor’s servicing system (the “System Screen Shots”) and
iii.	The borrower’s credit application, as applicable (the “Credit Application,” together with the Contract and System Screen Shots, the “Source Documents”),

that the Sponsor, on behalf of the Depositor, indicated relate to each Sample Receivable,

c.	Instructions, assumptions and methodologies (collectively, the “Remaining Contract Term Methodology”), which are shown on Exhibit 1 to Attachment A, that the Sponsor, on behalf of the Depositor, indicated relate to the calculation of the remaining contract term (months) for each Sample Receivable,
d.	The list of relevant characteristics (the “Sample Characteristics”) on the Initial Data File and Updated Data File (both as defined in Attachment A), as applicable, which is shown on Exhibit 2 to Attachment A, and
e.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Provided Data Files, Source Documents, Remaining Contract Term Methodology, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Provided Data Files, Initial Data File and Updated Data File. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Remaining Contract Term Methodology, Source Documents or any other information provided to us by the Sponsor, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to (a) the existence of the Initial Receivables or Receivables, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Receivables conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Receivables,
iii.	Whether the originators of the Receivables complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Receivables that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

2 August 2018

Attachment A Page 1 of 3

Procedures performed and our associated findings

1.	As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 175 Initial Receivables from the Initial Base Data File (the “Sample Receivables”). For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Sample Receivables or the methodology they instructed us to use to select the Sample Receivables from the Initial Base Data File.

For the purpose of the procedures described in this report, the 175 Sample Receivables are referred to as Sample Receivable Numbers 1 through 175.

Additionally, for the purpose of the procedures described in this report:

a.	Each Sample Receivable (except for Sample Receivable Numbers 7, 15, 19, 22, 35, 43, 44, 47, 49, 52, 55, 56, 66, 75, 83, 84, 85, 89, 102, 104, 110, 115, 118, 128, 142, 153, 155 and 158) is hereinafter referred to as a “Group A Sample Receivable” and
b.	Each Sample Receivable that is not a Group A Sample Receivable is hereinafter referred to as a “Group B Sample Receivable.”

2.	As instructed by the Sponsor, on behalf of the Depositor, we updated or appended the information for each Sample Receivable on the Initial Base Data File with the corresponding:
a.	Truncated NPER term, which we calculated using the methodology provided by the Sponsor, on behalf of the Depositor, described in the final paragraph of this Item 2.,
b.	Remaining contract term (months), which we calculated using the Remaining Contract Term Methodology, and
c.	APR, as shown on the Supplemental Initial Data File.

The Initial Base Data File, as adjusted, is hereinafter referred to as the “Initial Data File.”

For the purpose of this procedure, the Sponsor, on behalf of the Depositor, instructed us to truncate the NPER term, as shown on the Initial Base Data File, to the whole number.

Attachment A Page 2 of 3

3.	As instructed by the Sponsor, on behalf of the Depositor, for each:
a.	Group A Sample Receivable, we compared the Sample Characteristics and
b.	Group B Sample Receivable, we compared the Sample Characteristics, except for the monthly payment amount, promotional program and remaining contract term (months) Sample Characteristics (collectively, the “Subset Sample Characteristics”)

listed on Exhibit 2 to Attachment A, as shown on the Initial Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Source Documents, subject to the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, described in the notes to Exhibit 2 to Attachment A. The Source Document(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 2 to Attachment A, as applicable. Except for the information shown on Exhibit 3 to Attachment A, all such compared information was in agreement.

4.	As instructed by the Sponsor, on behalf of the Depositor, we updated or appended the information for each Sample Receivable on the Updated Base Data File with the corresponding:
a.	Truncated NPER term, which we calculated using the methodology provided by the Sponsor, on behalf of the Depositor, described in the final paragraph of this Item 4. and
b.	Remaining contract term (months), which we calculated using the Remaining Contract Term Methodology, subject to the additional instruction provided by the Sponsor, on behalf of the Depositor, described in the succeeding paragraph of this Item 4.

For the purpose of this procedure, the Sponsor, on behalf of the Depositor, instructed us to replace any reference to “Initial Base Data File” in the Remaining Contract Term Methodology with “Updated Base Data File.”

The Updated Base Data File, as adjusted, is hereinafter referred to as the “Updated Data File.”

For the purpose of this procedure, the Sponsor, on behalf of the Depositor, instructed us to truncate the NPER term, as shown on the Updated Base Data File, to the whole number.

5.	For each retail installment sales contract on the Initial Data File and Updated Data File, we compared the loan number, as shown on the Initial Data File, to the corresponding loan number, as shown on the Updated Data File, and noted that:
a.	All of the Receivables included on the Updated Data File were included on the Initial Data File,
b.	641 of the Initial Receivables included on the Initial Data File were not included on the Updated Data File (the “Removed Initial Receivables”) and
c.	None of the Removed Initial Receivables were Sample Receivables.

6.	For the Group A Sample Receivables, we compared the Sample Characteristics, all as shown on the Initial Data File, to the corresponding information on the Updated Data File. Except for the information shown on Exhibit 4 to Attachment A, all such compared information was in agreement.

Attachment A Page 3 of 3

7.	For the Group B Sample Receivables, we compared the Sample Characteristics that are not Subset Sample Characteristics, all as shown on the Initial Data File, to the corresponding information on the Updated Data File. All such compared information was in agreement.

8.	As instructed by the Sponsor, on behalf of the Depositor, for each Group B Sample Receivable, we compared the Subset Sample Characteristics, as shown on the Updated Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Source Documents, subject to the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, described in the notes to Exhibit 2 to Attachment A and the additional instruction provided by the Sponsor, on behalf of the Depositor, described in the final paragraph of this Item 8. The Source Document(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Subset Sample Characteristic are shown on Exhibit 2 to Attachment A, as applicable. Except for the information shown on Exhibit 5 to Attachment A, all such compared information was in agreement.

For the purpose of this procedure, the Sponsor, on behalf of the Depositor, instructed us to replace any reference to “Initial Data File” on Exhibit 2 to Attachment A with “Updated Data File.”

Exhibit 1 to Attachment A

Remaining Contract Term Methodology

For the purpose of calculating the remaining contract term (months) for each Sample Receivable on the Initial Base Data File, the Sponsor, on behalf of the Depositor, instructed us to perform the following calculation:

1.	For each Sample Receivable with a bank value of “550,” as shown on the Initial Base Data File (the “Bank 550 Sample Receivables”), use NPER term, as shown on the Initial Base Data File.

2.	For each remaining Sample Receivable (the “Bank 274/OFC Sample Receivables”), use the REMAINTERM, as shown on the Initial Base Data File.

Exhibit 2 to Attachment A

Sample Characteristics and Source Documents

Sample Characteristic	Initial Data File Field Name	Source Documents(s)	Note(s)
Account number	ACCT#	System Screen Shots	i.

Loan number	LOAN#	System Screen Shots	i.

Branch number	BRANCH	Contract	i., ii.

Date of contract	DATEOFLOAN	Contract

Original contract financed amount	AMTFIN_I	(a) Contract or (b) Contract and recalculation	iii.

APR	APR	Contract

Monthly payment amount	ORIGPAYMT	Contract

State	STATE	Contract

Promotional program	PROMOIND_I	(a) Contract or (b) Contract and System Screen Shots	iv.

Current amount outstanding (gross)	GROSSBAL	System Screen Shots	v.

Current amount outstanding (net)	NETBAL	(a) System Screen Shots and recalculation or (b) System Screen Shots	v., vi.

Contract term (months)	TERM	Contract, System Screen Shots and recalculation	vii.

Remaining contract term (months)	Remaining contract term (months)	Contract, System Screen Shots and recalculation	v., viii.

Days past due	DPD	System Screen Shots	v.

Number of extensions	MTHEXT	System Screen Shots	v.

Original FICO score	ORIGSCR	Credit Application	ix.

Notes:

i.	For identification purposes only.

ii.	The Sponsor, on behalf of the Depositor, instructed us not to compare the branch number Sample Characteristic for Sample Receivables with a branch number value of “000,” as shown on the Initial Data File.

Exhibit 2 to Attachment A

Notes: (continued)

iii.	For the purpose of comparing the original contract financed amount Sample Characteristic for each Bank 274/OFC Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to use the total of payments, as shown on the Contract.

For the purpose of comparing the original contract financed amount Sample Characteristic for each Bank 550 Sample Receivable with a:

a.	State value of “Texas” and
b.	Date of contract on or after 8 March 2018,

both as shown on the Contract, the Sponsor, on behalf of the Depositor, instructed us to recalculate the original contract financed amount by adding the:

(1)	Amount financed and
(2)	Prepaid finance charge,

both as shown on the Contract.

For the purpose of comparing the original contract financed amount Sample Characteristic for each remaining Bank 550 Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to use the amount financed, as shown on the Contract.

iv.	For the purpose of comparing the promotional program Sample Characteristic for each Sample Receivable (except for the Sample Receivables with a promotional program of “00,” as shown on the Initial Data File (each, a “No Promotion Sample Contract Receivable”)), the Sponsor, on behalf of the Depositor, instructed us to use the Contract as the Source Document.

For the purpose of comparing the promotional program Sample Characteristic for each No Promotion Sample Contract Receivable, the Sponsor, on behalf of the Depositor, instructed us to note agreement with a promotional program value of “00,” if:

a.	There is no cash option addendum observed in the Contract,
b.	The No Promotion Sample Contract Receivable had a late fee related to a scheduled payment due prior to the Cut-Off Date, as shown on the System Screen Shots, or
c.	The payment history, as shown on the System Screen Shots, does not include a payment in the amount of the unpaid portion of the total cash option price by the cash option expiration date, both as shown on the Contract.

Exhibit 2 to Attachment A

Notes: (continued)

v.	The Sponsor, on behalf of the Depositor, indicated that certain of the System Screen Shots contained account activity which occurred after the Cut-Off Date. For the purpose of comparing the:
a.	Current amount outstanding (gross),
b.	Current amount outstanding (net),
c.	Remaining contract term (months),
d.	Days past due and
e.	Number of extensions

Sample Characteristics for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to only consider account activity shown on the System Screen Shots which occurred on or prior to the Cut-Off Date.

vi.	For the purpose of comparing the current amount outstanding (net) Sample Characteristic for each Bank 274/OFC Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to recalculate the current amount outstanding (net) by subtracting the:
a.	UNEARNINT (“unearned interest”), as shown on the Initial Data File, from
b.	Current amount outstanding (gross), as shown on the System Screen Shots (and in accordance with note v.).

For the purpose of comparing the current amount outstanding (net) Sample Characteristic for each Bank 550 Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to use the current amount outstanding (gross), as shown on the System Screen Shots (and in accordance with note v.).

vii.	For the purpose of comparing the contract term (months) Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to recalculate the contract term (months) by adding the:
a.	Contract term (months), as shown on the Contract, to
b.	Number of extensions, as shown on the System Screen Shots (and in accordance with note v.).

Exhibit 2 to Attachment A

Notes: (continued)

viii.	For the purpose of comparing the remaining contract term (months) Sample Characteristic for each Bank 274/OFC Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to recalculate the remaining contract term (months) by:
a.	Dividing the:
(i)	Current amount outstanding (gross), as shown on the System Screen Shots (and in accordance with note v.), by
(ii)	Monthly payment amount, as shown on the Contract,

and

b.	Truncating the result obtained in a. above to the whole number.

For the purpose of comparing the remaining contract term (months) Sample Characteristic for each Group A Sample Receivable that is a Bank 550 Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to recalculate the remaining contract term (months) by:

a.	Dividing the:
(i)	APB1VA (“escrow fee”), as shown on the Initial Data File,

by

(ii)	Contract term (months), as recalculated in note vii. above,
b.	Subtracting the result obtained in a. above from the monthly payment amount, as shown on the Contract,
c.	Using the NPER function in excel and the:
(i)	INTRATE (“interest rate”), as shown on the Initial Data File,
(ii)	Result obtained in b. above and
(iii)	Current amount outstanding (gross), as shown on the System Screen Shots (and in accordance with note v.)

and

d.	Truncating the result obtained in c. above to the whole number.

For the purpose of comparing the remaining contract term (months) Sample Characteristic for each Group B Sample Receivable that is a Bank 550 Sample Receivable with a:

a.	State value of “Texas” and
b.	Date of contract on or after 8 March 2018,

the Sponsor, on behalf of the Depositor, instructed us to recalculate the remaining contract term (months) by:

a.	Using the NPER function in excel and the:
(i)	Interest rate, as shown on the Updated Data File,
(ii)	monthly payment amount, as shown on the Contract, and
(iii)	Current amount outstanding (gross), as shown on the System Screen Shots (and in accordance with note v.)

and

b.	Truncating the result obtained in c. above to the whole number.

Exhibit 2 to Attachment A

Notes: (continued)

viii.	(continued)

For the purpose of comparing the remaining contract term (months) Sample Characteristic for each remaining Group B Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to recalculate the remaining contract term (months) by:

a.	Dividing the:
(i)	Escrow fee, as shown on the Updated Data File,

by

(ii)	Contract term (months), as recalculated in note vii. above,
b.	Subtracting the result obtained in a. above from the monthly payment amount, as shown on the Contract,
c.	Using the NPER function in excel and the:
(i)	Interest rate, as shown on the Updated Data File,
(ii)	Result obtained in b. above and
(iii)	Current amount outstanding (gross), as shown on the System Screen Shots (and in accordance with note v.)

and

d.	Truncating the result obtained in c. above to the whole number.

ix.	The Sponsor, on behalf of the Depositor, instructed us not to compare the original FICO score Sample Characteristic for Sample Receivables with an original FICO score value of “0,” as shown on the Initial Data File.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are described in the notes above.

Exhibit 3 to Attachment A

Sample Characteristic Differences relating to the Initial Data File (as applicable)

Sample Receivable Number	Sample Characteristic	Initial Data File Value	Source Document Value

35	APR	27.72%	27.77%

44	Date of contract	9/6/2017	8/22/2017
	APR	29.99%	32.26%

83	APR	29.52%	29.38%

84	Date of contract	10/16/2017	10/3/2017

85	Date of contract	12/30/2017	12/27/2017
	APR	29.99%	33.19%

117	Monthly payment amount	$78.46	$80.40
	Promotional program	00	12
	Remaining contract term (months)	33	32

Exhibit 4 to Attachment A

Group A Sample Receivables

Sample Characteristic Differences Between the Initial Data File and Updated Data File

Sample Receivable Number	Sample Characteristic	Initial Data File Value	Updated Data File Value

1	Remaining contract term (months)	29	28

3	Remaining contract term (months)	34	32

6	Remaining contract term (months)	33	32

8	Remaining contract term (months)	35	33

20	Remaining contract term (months)	30	29

23	Remaining contract term (months)	35	34

26	Remaining contract term (months)	36	35

36	Remaining contract term (months)	37	35

38	Remaining contract term (months)	35	34

41	Remaining contract term (months)	31	30

45	Remaining contract term (months)	31	30

54	Remaining contract term (months)	34	32

68	Remaining contract term (months)	36	33

70	Remaining contract term (months)	36	35

73	Remaining contract term (months)	33	32

111	Remaining contract term (months)	34	32

112	Remaining contract term (months)	35	34

113	Remaining contract term (months)	35	34

116	Remaining contract term (months)	32	31

117	Monthly payment amount	$78.46	$80.40
	Promotional program	00	12
	Remaining contract term (months)	33	30

119	Remaining contract term (months)	35	32

Exhibit 4 to Attachment A

Sample Receivable Number	Sample Characteristic	Initial Data File Value	Updated Data File Value

120	Remaining contract term (months)	33	32

121	Remaining contract term (months)	35	33

123	Remaining contract term (months)	35	33

Exhibit 5 to Attachment A

Subset Sample Characteristics Differences relating to the Updated Data File (as applicable)

Sample Receivable Number	Sample Characteristic	Updated Data File Value	Source Document Value

43	Remaining contract term	34	32

49	Promotional program	00	12

56	Promotional program	00	12

66	Promotional program	00	12

75	Monthly payment amount	$396.26	$198.13
	Remaining contract term	14	35

102	Remaining contract term	10	11